OPERATIONS	6 Months Ended
Jun. 30, 2026
Disclosure of joint operations [abstract]
OPERATIONS	OPERATIONS
Azul S.A. (“Azul”), together with its subsidiaries (“Company”), is a corporation governed by its bylaws, as per Law No. 6404/76 and by the corporate governance level 2 listing regulation of B3 S.A. – Brasil, Bolsa, Balcão (“B3”). Azul was incorporated on January 3, 2008, and its core business comprises the operation of regular and non-regular airline passenger services, cargo and mail transportation, passenger charter, provision of maintenance and hangar services for aircraft, engines, parts and components, aircraft acquisition and lease, development of frequent-flyer programs, development of related activities and equity interests in other companies since the beginning of its operations on December 15, 2008.
Azul conducts its operations through its subsidiaries, primarily Azul Linhas Aéreas Brasileiras S.A. (“ALAB”) and Azul Conecta Ltda. (“Conecta”), which are authorized by governmental authorities to operate airline services, and ATS Viagens e Turismo Ltda. (“Azul Viagens”), which provides tourism services.
The shares of Azul are traded on B3 and on the New York Stock Exchange (“NYSE”) under tickers AZUL3 and AZUL, respectively.
Azul is headquartered at Avenida Marcos Penteado de Ulhôa Rodrigues, 939, 8th floor, in the city of Barueri, State of São Paulo, Brazil.

1.1Organizational structure
The Company’s organizational structure as of June 30, 2026 is as follows:

On February 24, 2026, Azul Finance 3 LLC was established with the purpose of financing aircraft.